NET INVESTMENT IN DIRECT FINANCING LEASES - Schedule of credit quality analysis of finance leases (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Direct Financing Lease, Net Investment in Lease, Credit Quality Indicator [Line Items]
Less: Allowance for uncollectible receivables	$ (119,067,356)	$ (121,442,109)	$ (102,069,239)	$ (85,225,257)
Net investment in direct financing leases, end of year			16,958,300	30,011,279
Net investment
Direct Financing Lease, Net Investment in Lease, Credit Quality Indicator [Line Items]
Net investment in direct financing leases, end of year			16,958,300	30,011,279
Overdue and credit-impaired
Direct Financing Lease, Net Investment in Lease, Credit Quality Indicator [Line Items]
Net investment in direct financing leases, end of year			92,666,574	81,234,615
Overdue and credit-impaired | Overdue above 90 days
Direct Financing Lease, Net Investment in Lease, Credit Quality Indicator [Line Items]
Net investment in direct financing leases, end of year			9,195,673	3,156,238
Overdue and credit-impaired | Overdue within 90Days
Direct Financing Lease, Net Investment in Lease, Credit Quality Indicator [Line Items]
Net investment in direct financing leases, end of year				632,212
Overdue but not credit-impaired
Direct Financing Lease, Net Investment in Lease, Credit Quality Indicator [Line Items]
Neither overdue nor impaired	$ 691,990	$ 2,807,887	$ 17,165,292	$ 30,213,471